Income Taxes - Movement of Deferred Tax Assets and Liabilities (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Deferred Tax Assets And Liabilities [Roll Forward]
Beginning balance	$ 5,042	$ 5,172
Acquired in business combination	4	0
Disposals	0	0
Recognized in income	(311)	(470)
Deferred income tax expenses (recoveries)	(885)	326
Recognized in equity	5	4
Translation and other	139	10
Ending balance	3,994	5,042
Loss carryforwards
Deferred Tax Assets And Liabilities [Roll Forward]
Beginning balance	670	701
Acquired in business combination	0	0
Disposals	0	0
Recognized in income	180	(18)
Deferred income tax expenses (recoveries)	0	0
Recognized in equity	(13)	(8)
Translation and other	14	(5)
Ending balance	851	670
Actuarial liabilities
Deferred Tax Assets And Liabilities [Roll Forward]
Beginning balance	5,813	4,507
Acquired in business combination	0	0
Disposals	0	0
Recognized in income	(972)	188
Deferred income tax expenses (recoveries)	(1,059)	1,198
Recognized in equity	(1)	0
Translation and other	383	(80)
Ending balance	4,164	5,813
Pensions and post-employment benefits
Deferred Tax Assets And Liabilities [Roll Forward]
Beginning balance	171	142
Acquired in business combination	0	0
Disposals	0	0
Recognized in income	1	4
Deferred income tax expenses (recoveries)	(20)	26
Recognized in equity	0	0
Translation and other	1	(1)
Ending balance	153	171
Tax credits
Deferred Tax Assets And Liabilities [Roll Forward]
Beginning balance	122	109
Acquired in business combination	0	0
Disposals	0	0
Recognized in income	109	15
Deferred income tax expenses (recoveries)	0	0
Recognized in equity	0	0
Translation and other	7	(2)
Ending balance	238	122
Accrued interest
Deferred Tax Assets And Liabilities [Roll Forward]
Beginning balance	1	1
Acquired in business combination	0	0
Disposals	0	0
Recognized in income	4	0
Deferred income tax expenses (recoveries)	0	0
Recognized in equity	0	0
Translation and other	0	0
Ending balance	5	1
Real estate
Deferred Tax Assets And Liabilities [Roll Forward]
Beginning balance	(1,135)	(1,317)
Acquired in business combination	0	0
Disposals	0	0
Recognized in income	214	168
Deferred income tax expenses (recoveries)	1	0
Recognized in equity	0	0
Translation and other	(50)	14
Ending balance	(970)	(1,135)
Lease liability
Deferred Tax Assets And Liabilities [Roll Forward]
Beginning balance	38	47
Acquired in business combination	0	0
Disposals	0	0
Recognized in income	7	(7)
Deferred income tax expenses (recoveries)	0	0
Recognized in equity	1	0
Translation and other	(1)	(2)
Ending balance	45	38
Right of use asset and sublease receivable
Deferred Tax Assets And Liabilities [Roll Forward]
Beginning balance	(34)	(41)
Acquired in business combination	0	0
Disposals	0	0
Recognized in income	(8)	7
Deferred income tax expenses (recoveries)	0	0
Recognized in equity	(1)	0
Translation and other	0	0
Ending balance	(43)	(34)
Securities and other investments
Deferred Tax Assets And Liabilities [Roll Forward]
Beginning balance	86	1,560
Acquired in business combination	0	0
Disposals	0	0
Recognized in income	276	(293)
Deferred income tax expenses (recoveries)	197	(1,245)
Recognized in equity	2	2
Translation and other	(171)	62
Ending balance	390	86
Sale of investments
Deferred Tax Assets And Liabilities [Roll Forward]
Beginning balance	(18)	(30)
Acquired in business combination	0	0
Disposals	0	0
Recognized in income	10	12
Deferred income tax expenses (recoveries)	0	0
Recognized in equity	0	0
Translation and other	0	0
Ending balance	(8)	(18)
Goodwill and intangible assets
Deferred Tax Assets And Liabilities [Roll Forward]
Beginning balance	(822)	(828)
Acquired in business combination	0	0
Disposals	0	0
Recognized in income	24	(12)
Deferred income tax expenses (recoveries)	0	0
Recognized in equity	0	0
Translation and other	(31)	18
Ending balance	(829)	(822)
Other
Deferred Tax Assets And Liabilities [Roll Forward]
Beginning balance	150	321
Acquired in business combination	4	0
Disposals	0	0
Recognized in income	(156)	(534)
Deferred income tax expenses (recoveries)	(4)	347
Recognized in equity	17	10
Translation and other	(13)	6
Ending balance	$ (2)	$ 150